Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2020 Fund	Aug. 16, 2024
Fidelity Freedom Index 2020 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.76%
Since Inception	4.52%	[1]
Fidelity Freedom Index 2020 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.79%
Since Inception	3.53%	[1]
Fidelity Freedom Index 2020 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.71%
Since Inception	3.19%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.41%)
F1903
Average Annual Return:
Past 1 year	12.87%
Since Inception	4.62%

[1]	A From June 24, 2020 .